Summary of Impaired Loans and Specific Reserve (Cash Basis Method) (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income recognized:
Interest income recognized on a cash basis	$ 2.1	$ 5.1	$ 2.0
Dealer wholesale financing
Interest income recognized:
Interest income recognized on a cash basis	0.1	0.4	0.1
Retail | Fleet
Interest income recognized:
Interest income recognized on a cash basis	1.2	2.7	1.7
Retail | Owner/Operator
Interest income recognized:
Interest income recognized on a cash basis	$ 0.8	$ 2.0	$ 0.2